Retirement Benefit and Other Post-retirement Obligations - Summary of Changes in Value of US PRMB (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation	£ (67)
Interest on plan liabilities	76	£ 86	£ 99
Closing defined benefit obligation	(49)	(67)
PRMB [member]
Disclosure of defined benefit plans [line items]
Interest on plan liabilities	2	2	3
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Exchange differences	(3)	13
Current service cost	9	9
Curtailments	(8)
Interest on plan liabilities	(74)	(84)
Actuarial gains/(losses) - experience	(51)	132
Actuarial gains/(losses) - demographic	(12)	134
Actuarial gains/(losses) - financial	137	39
Benefits paid	151	206
Present value of defined benefit obligation [member] | PRMB [member]
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation	(67)	(77)
Exchange differences	(2)	5
Current service cost	1	1
Curtailments	11
Interest on plan liabilities	(2)	(2)
Actuarial gains/(losses) - experience	4	1
Actuarial gains/(losses) - demographic		1
Actuarial gains/(losses) - financial	2	(2)
Benefits paid	4	6
Closing defined benefit obligation	£ (49)	£ (67)	£ (77)